FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)	Dec. 31, 2023 USD ($)
Financial assets at fair value through profit or loss
Derivative asset	₫ 614,134	₫ 1,229,050	$ 25,732,590
Derivative asset, Non-current portion	66,124	696,332	2,770,636
Derivative asset, Current portion	548,010	532,718	22,961,954
Financial liability at fair value through profit or loss
Derivative liabilities	18,395,120	15,180,723	770,766,781
Derivative liabilities, Non-current portion	137,057		5,742,772
Derivative liabilities, Current portion	18,258,063		765,024,009
Amount of transfers into or out of Level 3 of the fair value hierarchy, assets	0	0
Amount of transfers into or out of Level 3 of the fair value hierarchy, liabilities	0	0
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050	25,732,590
DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	18,258,063	15,180,723	765,024,009
Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	137,057		$ 5,742,772
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Derivative liabilities	137,057
Derivative liabilities, Non-current portion	137,057
Quoted prices in active markets for identical instruments (Level 1) | Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	137,057
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050
Derivative asset, Non-current portion	66,124	696,332
Derivative asset, Current portion	548,010	532,718
Financial liability at fair value through profit or loss
Derivative liabilities	18,258,063	15,180,723
Derivative liabilities, Current portion	18,258,063
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 18,258,063	₫ 15,180,723